Other Receivables - Summary of Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Receivables [Abstract]
Prepayments		$ 5,218	$ 5,563
Deposits		8,690	9,186
Others		6,432	6,155
Derivative financial instruments		198
Other receivables		20,538	20,904
Analyzed as:
Current	$ 10,706	14,117	15,885
Non-current	$ 4,870	6,421	5,019
Other receivables		$ 20,538	$ 20,904